Derivative Financial Instruments - Schedule of The Fair Values of Derivative Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	$ 16,399	$ 11,606
Fair value of derivative liabilities	16,807	11,852
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	16,386	11,597
Fair value of derivative liabilities	16,522	11,467
Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	13	8
Fair value of derivative liabilities	71	100
Derivatives not designated as hedging instruments | Other Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	16,369	11,478
Fair value of derivative liabilities	16,648	11,645
Derivatives not designated as hedging instruments | Foreign exchange contracts | Other Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	16,369	11,477
Derivatives not designated as hedging instruments | Foreign exchange contracts | Other Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liabilities	16,434	11,361
Derivatives not designated as hedging instruments | Other derivative contracts | Other Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	1
Derivatives not designated as hedging instruments | Other derivative contracts | Other Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liabilities	214	284
Hedged Items Currently Designated | Other Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	30	128
Hedged Items Currently Designated | Other Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liabilities	159	207
Hedged Items Currently Designated | Foreign exchange contracts | Other Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	17	120
Hedged Items Currently Designated | Foreign exchange contracts | Other Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liabilities	88	107
Hedged Items Currently Designated | Interest rate contracts | Other Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	13	8
Hedged Items Currently Designated | Interest rate contracts | Other Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liabilities	$ 71	$ 100